Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 127,892	$ 157,460	$ 378,422	$ 475,923
Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	86,597	106,904	251,871	311,428
EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	23,248	28,933	71,083	93,866
Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	18,047	21,623	55,468	70,629
Product [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	83,548	106,346	240,597	321,778
Product [Member] | Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	52,827	67,088	145,871	192,279
Product [Member] | EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	17,245	22,710	53,735	74,119
Product [Member] | Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	13,476	16,548	40,991	55,380
Service [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	44,344	51,114	137,825	154,145
Service [Member] | Americas [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	33,770	39,816	106,000	119,149
Service [Member] | EMEA [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	6,003	6,223	17,348	19,747
Service [Member] | Asia Pacific [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 4,571	$ 5,075	$ 14,477	$ 15,249